Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property, plant and equipment additions			$ 68,853	$ 25,979
General Office Space and Equipment [Member]
Property Plant And Equipment [Line Items]
Depreciation expense	$ 239	$ 30	544	59
Construction in Process [Member]
Property Plant And Equipment [Line Items]
Capitalized interest	108	35	166	169	$ 158	$ 34
Cost of Sales [Member]
Property Plant And Equipment [Line Items]
Depreciation expense	$ 508	$ 157	$ 1,507	$ 259	1,964	1,303	$ 1,247
General and Administrative Expense [Member]
Property Plant And Equipment [Line Items]
Depreciation expense					$ 149	$ 95	$ 92